Securitization Transactions (Tables)	12 Months Ended
Mar. 31, 2017
Quantitative Information of Financial Assets Sold on Securitization and Other Assets Managed Together

Quantitative information about delinquencies, impaired loans and components of financial assets sold on securitization and other assets managed together as of March 31, 2016 and 2017, and quantitative information about net credit loss for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	Total principal amount of receivables		Principal amount of receivables that are 90 days or more past-due and impaired loans
	March 31, 2016	March 31, 2017	March 31, 2016	March 31, 2017
Direct financing leases	¥1,190,136	¥1,204,024	¥12,556	¥11,600
Installment loans	2,592,233	2,815,706	81,771	68,747

	3,782,369	4,019,730	94,327	80,347
Direct financing leases sold on securitization	706	0	0	0

Total	¥3,783,075	¥4,019,730	¥94,327	¥80,347

	Millions of yen
	Credit loss
	2015	2016	2017
Direct financing leases	¥3,774	¥4,062	¥4,056
Installment loans	22,019	13,442	17,766

	25,793	17,504	21,822
Direct financing leases sold on securitization	0	0	0

Total	¥25,793	¥17,504	¥21,822

Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets

The servicing assets related to those servicing activities are included in other assets and roll-forwards of the amount of the servicing assets during fiscal 2016 and 2017 are as follows:

	Millions of yen
	2016	2017
Beginning balance	¥18,376	¥16,852
Increase mainly from loans sold with servicing retained	4,077	4,118
Decrease mainly from amortization	(4,467)	(3,625)
Increase (Decrease) from the effects of changes in foreign exchange rates	(1,134)	(42)

Ending balance	¥16,852	¥17,303

The fair value of the servicing assets as of March 31, 2016 and 2017 are as follows:

	Millions of yen
	March 31, 2016	March 31, 2017
Beginning balance	¥27,676	¥24,229
Ending balance	¥24,229	¥24,907